Segment and Related Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011 Segment	Dec. 31, 2010 Segment
Segments and Related Information [Abstract]
Number of operating segments					2	2	1
Segment Reporting Information [Line Items]
Net interest income	$ 9,921	$ 10,628	$ 20,067	$ 21,055	$ 41,945	$ 46,516	$ 49,664
Provision for loan losses	1,200	1,425	2,960	5,100	8,300	22,077	25,832
Net interest income after provision for loan losses	8,721	9,203	17,107	15,955	33,645	24,439	23,832
Noninterest income	26,707	23,252	49,740	38,253	91,203	43,229	38,993
Noninterest expenses [Abstract]
Compensation, payroll taxes, and other employee benefits	19,944	14,965	36,426	25,602	63,507	39,159	36,323
Occupancy, office furniture and equipment	1,862	1,688	3,778	3,409	6,968	6,488	5,762
FDIC insurance premiums	380	873	1,053	1,814	3,390	3,814	4,353
Real estate owned	12	2,838	153	4,273	8,746	12,140	6,583
Other	5,249	5,872	9,908	10,653	19,527	12,978	11,606
Total noninterest expenses	27,447	26,236	51,318	45,751	102,138	74,579	64,627
Income (loss) before income tax	7,981	6,219	15,529	8,457	22,710	(6,911)	(1,802)
Income tax expense (benefit)	3,054	41	5,977	71	(12,204)	562	52
Net income (loss)	4,927	6,178	9,552	8,386	34,914	(7,473)	(1,854)
Total Assets	1,632,876	1,681,181	1,632,876	1,681,181	1,661,076	1,712,851	1,808,966
Community Banking [Member]
Segment Reporting Information [Line Items]
Net interest income	9,724	10,335	19,660	20,582	40,973	45,611	48,521
Provision for loan losses	1,200	1,500	2,900	5,100	8,250	21,960	25,553
Net interest income after provision for loan losses	8,524	8,835	16,760	15,482	32,723	23,651	22,968
Noninterest income	811	670	1,450	1,444	3,259	2,431	3,295
Noninterest expenses [Abstract]
Compensation, payroll taxes, and other employee benefits	3,577	3,086	6,868	6,213	13,424	13,006	13,600
Occupancy, office furniture and equipment	765	758	1,598	1,548	3,112	3,262	3,313
FDIC insurance premiums	380	873	1,053	1,814	3,390	3,814	4,353
Real estate owned	12	2,838	153	4,273	8,746	12,140	6,583
Other	1,107	1,322	2,066	2,540	4,728	4,598	5,251
Total noninterest expenses	5,841	8,877	11,738	16,388	33,400	36,820	33,100
Income (loss) before income tax	3,494	628	6,472	538	2,582	(10,738)	(6,837)
Income tax expense (benefit)	1,245	(2,313)	2,361	(3,107)	(19,347)	(833)	(1,554)
Net income (loss)	2,249	2,941	4,111	3,645	21,929	(9,905)	(5,283)
Total Assets	1,545,771	1,611,757	1,545,771	1,611,757	1,589,314	1,669,231	1,770,912
Mortgage Banking [Member]
Segment Reporting Information [Line Items]
Net interest income	73	168	159	223	470	406	641
Provision for loan losses	0	(75)	60	0	50	117	279
Net interest income after provision for loan losses	73	243	99	223	420	289	362
Noninterest income	25,974	22,582	48,380	36,809	87,944	40,798	35,698
Noninterest expenses [Abstract]
Compensation, payroll taxes, and other employee benefits	16,434	12,052	29,704	19,779	50,748	26,929	23,478
Occupancy, office furniture and equipment	1,163	930	2,246	1,861	3,856	3,226	2,449
FDIC insurance premiums	0	0	0	0	0	0	0
Real estate owned	0	0	0	0	0	0	0
Other	4,057	4,462	7,714	7,959	14,517	7,883	6,034
Total noninterest expenses	21,654	17,444	39,664	29,599	69,121	38,038	31,961
Income (loss) before income tax	4,393	5,381	8,815	7,433	19,243	3,049	4,099
Income tax expense (benefit)	1,759	2,159	3,541	2,983	7,724	1,395	1,606
Net income (loss)	2,634	3,222	5,274	4,450	11,519	1,654	2,493
Total Assets	156,019	137,374	156,019	137,374	147,699	100,177	108,928
Holding Company and Other [Member]
Segment Reporting Information [Line Items]
Net interest income	124	125	248	250	502	499	502
Provision for loan losses	0	0	0	0	0	0	0
Net interest income after provision for loan losses	124	125	248	250	502	499	502
Noninterest income	(78)	0	(90)	0	0	0	0
Noninterest expenses [Abstract]
Compensation, payroll taxes, and other employee benefits	(67)	(173)	(146)	(390)	(665)	(776)	(755)
Occupancy, office furniture and equipment	(66)	0	(66)	0	0	0	0
FDIC insurance premiums	0	0	0	0	0	0	0
Real estate owned	0	0	0	0	0	0	0
Other	85	88	128	154	282	497	321
Total noninterest expenses	(48)	(85)	(84)	(236)	(383)	(279)	(434)
Income (loss) before income tax	94	210	242	486	885	778	936
Income tax expense (benefit)	50	195	75	195	(581)	0	0
Net income (loss)	44	15	167	291	1,466	778	936
Total Assets	$ (68,914)	$ (67,950)	$ (68,914)	$ (67,950)	$ (75,937)	$ (56,557)	$ (70,874)